CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME [Abstract]
Net (loss) income	$ (52,276)	$ 7,921	$ (62,764)
Other comprehensive income (loss):
Reclassification of net derivative losses to other income (expense), net	0	216	0
Reclassification of net foreign currency derivative gains to depreciation and amortization	(9)	(9)	(8)
Reclassification of net derivative losses on cash flow hedges to financial expense	993	1,060	889
Derivative (losses) gains on cash flow hedges	(497)	(451)	(1,441)
Other Comprehensive income (loss), net of tax	487	816	(560)
Comprehensive (loss) income, net of income tax effect of $0	(51,789)	8,737	(63,324)
Comprehensive income attributable to noncontrolling interest	0	587	874
Comprehensive (loss) income attributable to Ultrapetrol (Bahamas) Limited	$ (51,789)	$ 8,150	$ (64,198)